Property, plant and equipment - Right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 756,478
Right-of-use assets, ending balance	757,293	$ 756,478
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	1,201,714	981,217
Additions	142,193	263,830
Disposals and other	42,124	43,333
Right-of-use assets, ending balance	1,301,783	1,201,714
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(445,236)	(370,266)
Disposals and other	(31,509)	(43,717)
Depreciation	130,763	118,687
Right-of-use assets, ending balance	(544,490)	(445,236)
Ocean vessels
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	601,104
Right-of-use assets, ending balance	596,397	601,104
Ocean vessels | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	846,977	657,774
Additions	83,333	232,536
Disposals and other	19,589	43,333
Right-of-use assets, ending balance	910,721	846,977
Ocean vessels | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(245,873)	(214,004)
Disposals and other	(19,589)	(43,717)
Depreciation	88,040	75,586
Right-of-use assets, ending balance	(314,324)	(245,873)
Terminals and tanks
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	125,873
Right-of-use assets, ending balance	136,138	125,873
Terminals and tanks | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	286,036	258,743
Additions	52,909	27,293
Disposals and other	6,504	0
Right-of-use assets, ending balance	332,441	286,036
Terminals and tanks | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(160,163)	(125,494)
Disposals and other	0	0
Depreciation	36,140	34,669
Right-of-use assets, ending balance	(196,303)	(160,163)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	29,501
Right-of-use assets, ending balance	24,758	29,501
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	68,701	64,700
Additions	5,951	4,001
Disposals and other	16,031	0
Right-of-use assets, ending balance	58,621	68,701
Other | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(39,200)	(30,768)
Disposals and other	(11,920)	0
Depreciation	6,583	8,432
Right-of-use assets, ending balance	$ (33,863)	$ (39,200)